Exchange differences, net	12 Months Ended
Dec. 31, 2023
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Exchange differences, net
29. Exchange differences, net

	2023	2022	2021
Conversion of foreign currency assets and liabilities into pesos	170,534,409	(13,756,414)	(6,629,645)
Income from trading in foreign currency	39,575,648	38,908,589	40,232,740

TOTAL	210,110,057	25,152,175	33,603,095